EQUITY INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2015
EQUITY INCENTIVE PLANS
Summary of the activity in the stock option plan

A summary of the activity in the stock option plan for 2015 follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	Price	Term (Years)

Outstanding at beginning of year	119,507	$12.09
Granted	14,000	14.89
Exercised	(4,200)	11.99
Forfeited or expired	(16,800)	11.99

Outstanding at end of year	112,507	$12.46	8.46

Exercisable at end of year	20,799	$12.57	7.87